Earnings Per Limited Partner Unit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Limited Partner Unit
Schedule of net income per common and subordinated unit

	Three months ended June 30, 2015
	Limited partners'
(In thousands except per unit amounts)	Public common units	Antero common units	Subordinated units	Total
Basic and diluted earnings per unit:
Earnings:
Distribution declared (1)	$8,740	$5,689	$14,429	$28,858
Distributions in excess of earnings	(2,849)	(1,855)	(4,704)	(9,408)
Total earnings	$5,891	$3,834	$9,725	$19,450
Weighted average units outstanding:
Basic	46,000	29,941	75,941	151,882
Diluted	46,017	29,941	75,941	151,899
Net income per limited partner unit
Basic:	$0.13	$0.13	$0.13
Diluted:	$0.13	$0.13	$0.13

(1)

On July 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.19 per unit for the quarter ended June 30, 2015. The distribution was paid on August 27, 2015 to unitholders of record as of August 13, 2015.

	Six months ended June 30, 2015
	Limited partners'
(In thousands except per unit amounts)	Public common units	Antero common units	Subordinated units	Total
Basic and diluted earnings per unit:
Earnings:
Distribution declared (1)	$17,020	$11,078	$28,098	$56,196
Distributions in excess of earnings	(6,435)	(4,114)	(10,549)	(21,098)
Total earnings	$10,585	$6,964	$17,549	$35,098
Weighted average units outstanding:
Basic	46,000	29,941	75,941	151,882
Diluted	46,015	29,941	75,941	151,897
Net income per limited partner unit
Basic:	$0.23	$0.23	$0.23
Diluted:	$0.23	$0.23	$0.23

(1)

On July 15, 2015, we announced that the board of directors of our general partner declared a cash distribution of $0.19 per unit for the quarter ended June 30, 2015. The distribution was paid on August 27, 2015 to unitholders of record as of August 13, 2015.

	November 10, 2014 to December 31, 2014
	Limited partners
(In thousands except per unit amounts)	Public common units	Antero common units	Subordinated units	Total
Basic and diluted earnings per unit:
Earnings:
Distribution declared (1)	$4,338	$2,823	$7,161	$14,322
Distributions in excess of earnings	(2,090)	(1,360)	(3,450)	(6,900)
Total earnings	$2,248	$1,463	$3,711	$7,422
Weighted average units outstanding:
Basic and diluted	46,000	29,941	75,941	151,882
Net income attributable to Antero Midstream Partners LP subsequent to IPO per limited partner unit
Basic and diluted:
Total earnings per unit	$0.05	$0.05	$0.05

(1)

On February 2, 2015, we announced the board of directors of our general partner had declared a quarterly cash distribution of $0.0943 per unit, totaling approximately $14 million. The quarterly cash distribution for the period November 10, 2014 to December 31, 2014 was calculated as a minimum quarterly distribution of $0.1700 per unit prorated for the period subsequent to the IPO. The distribution was payable on February 27, 2015 to unitholders of record on February 13, 2015.